Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 75,481	$ 62,519
Less accumulated depreciation and amortization	(50,704)	(43,505)
Property and equipment, net	24,777	19,014
Computers and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,877	8,799
Software and development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	54,274	43,922
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,291	3,046
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,039	$ 6,752